Transactions with Related Parties, Redemption of Series C Preferred Stock - Diana Shipping Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 17, 2023	Jun. 09, 2023	Dec. 15, 2022	Nov. 29, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2021
Transactions with Related Parties [Abstract]
Due to related parties					$ 458	$ 474
Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Consecutive trading day period					10 days
Common Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares)						615,000	6,407
Shares issued upon redemption of preferred stock (in shares)					56,381
Common Stock [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares)						3,649,474
DSI [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares redeemed (in shares)	9,793
Issuance of stock (in shares)				10,000
Fair value of non-cash consideration								$ 7,570
DSI [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares)		1,977,106	360,055
Related Party [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares)					56,381	385
Related Party [Member] | DSI [Member]
Transactions with Related Parties [Abstract]
Due to related parties					$ 0	$ 0
Due from related parties					$ 0	$ 0
Related Party [Member] | DSI [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares redeemed (in shares)	9,793
Issuance of stock (in shares)	10,000
Consecutive trading day period					10 days
Redemption shares cancelled and retired (in shares)	9,793
Number of shares available for issuance (in shares)	207
Excess value of common stock	$ 2,549
Excess value of common stock (in dollars per share)	$ 0.7
Fair value of non-cash consideration	$ 7,414
Related Party [Member] | DSI [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares)	3,649,474
Related Party [Member] | DSI [Member] | Level 1 [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration	$ 9,963